PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.4%
Australia : 7.9%
96,909
Ampol Ltd.
$ 2,044,195
0.6
204,490
ANZ Group Holdings Ltd.
4,297,533
1.3
139,160
Brambles Ltd.
1,826,578
0.6
95,269
Computershare Ltd.
1,660,806
0.5
455,537  Insurance Australia Group
Ltd.
2,315,055
0.7
771,184
Medibank Pvt Ltd.
1,945,655
0.6
225,491
Origin Energy Ltd.
1,561,991
0.5
174,397
QBE Insurance Group Ltd.
1,991,353
0.6
13,096
Rio Tinto Ltd.
1,158,278
0.4
72,316
Santos Ltd.
350,400
0.1
163,612
Scentre Group
411,302
0.1
189,490
Suncorp Group Ltd.
2,366,205
0.7
792,871
Telstra Group Ltd.
2,122,136
0.7
163,285
Transurban Group
1,475,289
0.5
25,526,776
7.9
Austria : 1.3%
45,112
Erste Group Bank AG
2,472,074
0.8
41,493
OMV AG
1,775,080
0.5
4,247,154
1.3
Belgium : 0.4%
15,710
KBC Group NV
1,249,859
0.4
Denmark : 1.5%
72,549
Danske Bank A/S
2,182,181
0.7
11,309  Novo Nordisk A/S - Class
B
1,341,378
0.4
56,048
Tryg A/S
1,329,166
0.4
4,852,725
1.5
Finland : 1.0%
21,870
Orion Oyj - Class B
1,198,344
0.3
64,871
UPM-Kymmene Oyj
2,171,525
0.7
3,369,869
1.0
France : 7.3%
18,178
Bureau Veritas SA
603,085
0.2
45,039  Cie Generale des
Etablissements Michelin
SCA
1,829,185
0.6
146,905
Credit Agricole SA
2,246,606
0.7
47,741
Danone SA
3,477,437
1.1
11,710
Eiffage SA
1,130,786
0.3
162,563
Engie SA
2,811,078
0.9
74,842
Getlink SE
1,334,934
0.4
68,964
Klepierre SA
2,259,678
0.7
217,630
Orange SA
2,492,500
0.8
3,566
Safran SA
839,163
0.3
23,388
Sanofi
2,692,883
0.8
4,424
Thales SA
703,113
0.2
8,511
Vinci SA
994,909
0.3
23,415,357
7.3
Germany : 6.8%
19,967
Allianz SE
6,567,540
2.0
22,755
Commerzbank AG
419,704
0.1
186,044  Deutsche Telekom AG,
Reg
5,463,983
1.7
140,597
E.ON SE
2,093,766
0.7
94,865
Evonik Industries AG
2,220,735
0.7
25,071
(1)
Fresenius SE & Co. KGaA
956,478
0.3
4,632
Hannover Rueck SE
1,322,251
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
14,219
(2)
Scout24 SE
$ 1,224,227
0.4
12,720
Symrise AG
1,760,318
0.5
22,029,002
6.8
Hong Kong : 2.0%
712,500  BOC Hong Kong Holdings
Ltd.
2,257,383
0.7
1,125,000  HKT Trust & HKT Ltd. -
Stapled Security
1,437,910
0.4
22,500  Jardine Matheson
Holdings Ltd.
877,500
0.3
295,500  Power Assets Holdings
Ltd.
1,883,654
0.6
6,456,447
2.0
Ireland : 1.6%
359,904
AIB Group PLC
2,061,646
0.6
193,590  Bank of Ireland Group
PLC
2,161,924
0.7
13,285
DCC PLC
906,960
0.3
5,130,530
1.6
Israel : 0.8%
88,859
Bank Hapoalim BM
890,643
0.3
38,965
Bank Leumi Le-Israel BM
381,582
0.1
6,279
Elbit Systems Ltd.
1,249,505
0.4
2,521,730
0.8
Italy : 4.2%
11,181  Assicurazioni Generali
SpA
323,609
0.1
312,324
Banco BPM SpA
2,110,205
0.7
195,838
Eni SpA
2,980,179
0.9
763,917
Intesa Sanpaolo SpA
3,270,105
1.0
144,048
(2)
Poste Italiane SpA
2,022,889
0.6
66,264
UniCredit SpA
2,909,102
0.9
13,616,089
4.2
Japan : 20.4%
10,900
AGC, Inc.
353,707
0.1
280,400
Asahi Kasei Corp.
2,125,821
0.7
200,500
Astellas Pharma, Inc.
2,317,253
0.7
65,800
Bridgestone Corp.
2,541,058
0.8
40,700
Brother Industries Ltd.
798,226
0.2
99,800
Central Japan Railway Co.
2,304,389
0.7
134,800  Chubu Electric Power Co.,
Inc.
1,584,191
0.5
15,900  Daito Trust Construction
Co. Ltd.
1,936,716
0.6
66,300  Daiwa House Industry Co.
Ltd.
2,086,858
0.7
49,900
East Japan Railway Co.
990,315
0.3
105,900
(3)
Japan Airlines Co. Ltd.
1,852,148
0.6
102,200
Japan Tobacco, Inc.
2,980,024
0.9
151,500
(3)
JFE Holdings, Inc.
2,036,796
0.6
16,900
Kajima Corp.
316,760
0.1
20,800
Kao Corp.
1,028,074
0.3
143,200
Kirin Holdings Co. Ltd.
2,182,349
0.7
13,500
Kyowa Kirin Co. Ltd.
238,231
0.1
68,500
(3)
MatsukiyoCocokara & Co.
1,128,561
0.4
38,900  McDonald's Holdings Co.
Japan Ltd.
1,853,488
0.6
79,700
MEIJI Holdings Co. Ltd.
1,993,490
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
271,700  Mitsubishi Chemical Group
Corp.
$ 1,747,692
0.5
10,400
(3)
Mitsui OSK Lines Ltd.
360,054
0.1
112,900
(3)
Nippon Steel Corp.
2,530,329
0.8
68,100
(3)
Nippon Yusen KK
2,501,419
0.8
60,500
Nitto Denko Corp.
1,018,110
0.3
137,700
(3)
Ono Pharmaceutical Co.
Ltd.
1,848,393
0.6
6,400
Oracle Corp. Japan
660,759
0.2
83,900
Osaka Gas Co. Ltd.
1,892,122
0.6
29,300
Otsuka Holdings Co. Ltd.
1,664,214
0.5
61,400
Secom Co. Ltd.
2,271,128
0.7
124,300
Sekisui Chemical Co. Ltd.
1,943,523
0.6
138,900
Shionogi & Co. Ltd.
1,991,019
0.6
1,462,000
SoftBank Corp.
1,908,773
0.6
102,800
Sompo Holdings, Inc.
2,317,195
0.7
65,500
Sumitomo Corp.
1,470,871
0.5
79,200
(3)
Takeda Pharmaceutical
Co. Ltd.
2,282,036
0.7
44,400
TOPPAN Holdings, Inc.
1,321,447
0.4
22,000
Trend Micro, Inc./Japan
1,306,258
0.4
105,600
West Japan Railway Co.
2,005,490
0.6
65,689,287
20.4
Jordan : 0.4%
44,964  Hikma Pharmaceuticals
PLC
1,150,615
0.4
Netherlands : 4.1%
42,313
ASR Nederland NV
2,074,288
0.7
97,336
ING Groep NV
1,765,972
0.6
86,110  Koninklijke Ahold Delhaize
NV
2,974,334
0.9
577,931
Koninklijke KPN NV
2,360,439
0.7
45,775
NN Group NV
2,283,999
0.7
10,192
Wolters Kluwer NV
1,719,106
0.5
13,178,138
4.1
New Zealand : 0.2%
344,972
Spark New Zealand Ltd.
664,057
0.2
Norway : 3.3%
93,363
Aker BP ASA
1,998,250
0.6
119,440
DNB Bank ASA
2,449,363
0.8
32,032
Equinor ASA
810,367
0.3
18,728
Kongsberg Gruppen ASA
1,829,340
0.6
24,950
Mowi ASA
448,186
0.1
96,677
Orkla ASA
911,803
0.3
157,137
Telenor ASA
2,010,196
0.6
10,457,505
3.3
Singapore : 2.2%
69,800
DBS Group Holdings Ltd.
2,067,079
0.7
254,400  Oversea-Chinese Banking
Corp. Ltd.
2,978,001
0.9
524,400  Singapore Technologies
Engineering Ltd.
1,893,999
0.6
6,939,079
2.2
Spain : 4.6%
45,628  ACS Actividades de
Construccion y Servicios
SA
2,106,061
0.7
5,727
(2)
Aena SME SA
1,258,084
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain (continued)
198,841
Banco de Sabadell SA
$ 422,286
0.1
424,125
CaixaBank SA
2,531,160
0.8
205,913
Iberdrola SA
3,183,244
1.0
6,601  Industria de Diseno Textil
SA
390,955
0.1
83,419
Red Electrica Corp. SA
1,621,759
0.5
176,562
Repsol SA
2,328,731
0.7
216,577
Telefonica SA
1,059,515
0.3
14,901,795
4.6
Sweden : 0.4%
15,641
Essity AB - Class B
488,057
0.1
251,042
Telia Co. AB
811,770
0.3
1,299,827
0.4
Switzerland : 11.3%
5,667
ABB Ltd., Reg
328,775
0.1
9,943
Baloise Holding AG, Reg
2,033,281
0.6
7,490  Banque Cantonale
Vaudoise
773,596
0.2
5,330
BKW AG
966,533
0.3
50,249  Coca-Cola HBC AG -
Class DI
1,791,493
0.6
316
Givaudan SA, Reg
1,733,749
0.5
6,762
Helvetia Holding AG
1,169,356
0.4
37,815
Holcim AG
3,703,331
1.2
86,752
Novartis AG, Reg
9,988,832
3.1
2,120
Roche Holding AG
678,437
0.2
18,839
SGS SA
2,103,589
0.7
17,199
Swiss Prime Site AG
1,927,556
0.6
23,527
Swiss Re AG
3,255,654
1.0
1,180
Swisscom AG, Reg
771,141
0.2
8,288  Zurich Insurance Group
AG
5,007,278
1.6
36,232,601
11.3
United Kingdom : 14.7%
20,506
Admiral Group PLC
764,362
0.2
374,365
Aviva PLC
2,424,677
0.8
99,832
BAE Systems PLC
1,657,421
0.5
930,288
BP PLC
4,851,960
1.5
116,524  British American Tobacco
PLC
4,248,248
1.3
604,296
Centrica PLC
945,206
0.3
5,818  Coca-Cola European
Partners PLC - USD
458,168
0.1
57,214
Compass Group PLC
1,834,265
0.6
77,763
GSK PLC
1,583,336
0.5
852,030
HSBC Holdings PLC
7,643,593
2.4
92,473
Imperial Brands PLC
2,689,958
0.8
19,271
Intertek Group PLC
1,332,350
0.4
204,673
M&G PLC
567,734
0.2
88,511
National Grid PLC
1,223,490
0.4
84,357
NatWest Group PLC
390,519
0.1
154,153
Pearson PLC
2,095,619
0.7
13,169  Reckitt Benckiser Group
PLC
805,736
0.2
121,162
Sage Group PLC
1,664,312
0.5
236,488
Shell PLC
7,672,094
2.4
65,217
Smiths Group PLC
1,465,627
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
180,929
Tesco PLC
$ 868,698
0.3
47,187,373
14.7
Total Common Stock
(Cost $264,476,816)
310,115,815
96.4
EXCHANGE-TRADED FUNDS : 1.9%
108,508  iShares MSCI EAFE Value
ETF
6,242,465
1.9
Total Exchange-Traded
Funds
(Cost $6,168,424)
6,242,465
1.9
PREFERRED STOCK : 0.9%
Germany : 0.9%
29,488
Henkel AG & Co. KGaA
2,771,872
0.9
Total Preferred Stock
(Cost $2,424,038)
2,771,872
0.9
Total Long-Term
Investments
(Cost $273,069,278)
319,130,152
99.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.5%
Repurchase Agreements : 3.9%
3,437,423
(4)
Bethesda Securities,
Repurchase Agreement
dated 09/30/2024,
5.000%, due 10/01/2024
(Repurchase Amount
$3,437,894, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$3,506,171, due
10/01/27-01/01/57)
3,437,423
1.1
3,437,423
(4)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%, due
10/01/2024 (Repurchase
Amount $3,437,894,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$3,506,171, due
05/01/26-08/20/74)
3,437,423
1.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,249,739
(4)
CF Secured LLC,
Repurchase Agreement
dated 09/30/2024,
5.000%, due 10/01/2024
(Repurchase Amount
$1,249,910, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.070%, Market Value
plus accrued interest
$1,274,734, due
05/15/27-07/20/73)
$ 1,249,739
0.4
3,433,314
(4)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%, due
10/01/2024 (Repurchase
Amount $3,433,784,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$3,501,980, due
07/15/28-09/01/54)
3,433,314
1.0
931,306
(4)
National Bank Financial,
Inc., Repurchase
Agreement dated
09/30/2024, 4.900%, due
10/01/2024 (Repurchase
Amount $931,431,
collateralized by various
U.S. Government
Securities, 0.375%-
5.000%, Market Value plus
accrued interest $949,932,
due 10/01/24-09/09/49)
931,306
0.3
Total Repurchase
Agreements
(Cost $12,489,205)
12,489,205
3.9
Time Deposits : 0.6%
340,000
(4)
Canadian Imperial Bank
of Commerce,
4.810
%,
10/01/2024 340,000
0.1
340,000
(4)
Landesbank Hessen
Thueringen Girozentrale,
4.820
%,
10/01/2024 340,000
0.1
340,000
(4)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 340,000
0.1
340,000
(4)
Royal Bank of Canada,
4.830
%,
10/01/2024 340,000
0.1
340,000
(4)
Skandinaviska Enskilda
Banken AB,
4.810
%,
10/01/2024 340,000
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
340,000
(4)
Svenska Handelsbanken
AB,
4.810
%,
10/01/2024 $ 340,000
0.1
Total Time Deposits
(Cost $2,040,000)
2,040,000
0.6
Total Short-Term
Investments
(Cost $14,529,205)
14,529,205
4.5
Total Investments in
Securities
(Cost $287,598,483) $ 333,659,357 103.7
Liabilities in Excess of
Other Assets (12,041,202) (3.7)
Net Assets $ 321,618,155 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 28.6%
Industrials 14.0
Consumer Staples 9.8
Health Care 9.3
Energy 7.7
Communication Services 6.9
Materials 6.9
Utilities 6.1
Consumer Discretionary 3.9
Real Estate 2.7
Exchange-Traded Funds 1.9
Information Technology 1.4
Short-Term Investments 4.5
Liabilities in Excess of Other Assets (3.7)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 25,526,776 $ — $ 25,526,776
Austria — 4,247,154 — 4,247,154
Belgium — 1,249,859 — 1,249,859
Denmark — 4,852,725 — 4,852,725
Finland — 3,369,869 — 3,369,869
France — 23,415,357 — 23,415,357
Germany — 22,029,002 — 22,029,002
Hong Kong 877,500 5,578,947 — 6,456,447
Ireland — 5,130,530 — 5,130,530
Israel — 2,521,730 — 2,521,730
Italy — 13,616,089 — 13,616,089
Japan — 65,689,287 — 65,689,287
Jordan — 1,150,615 — 1,150,615
Netherlands 2,974,334 10,203,804 — 13,178,138
New Zealand 664,057 — — 664,057
Norway 2,010,196 8,447,309 — 10,457,505
Singapore — 6,939,079 — 6,939,079
Spain — 14,901,795 — 14,901,795
Sweden 1,299,827 — — 1,299,827
Switzerland — 36,232,601 — 36,232,601
United Kingdom 458,168 46,729,205 — 47,187,373
Total Common Stock 8,284,082 301,831,733 — 310,115,815
Exchange-Traded Funds 6,242,465 — — 6,242,465
Preferred Stock — 2,771,872 — 2,771,872
Short-Term Investments — 14,529,205 — 14,529,205
Total Investments, at fair value $ 14,526,547 $ 319,132,810 $ — $ 333,659,357
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 49,724,626
Gross Unrealized Depreciation (3,663,752)
Net Unrealized Appreciation $ 46,060,874